FINANCIAL INSTRUMENTS (Concentration Risk) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2016 Rate	Jun. 30, 2015 Rate	Dec. 31, 2015 Rate
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Concentration risk, percentage	33.11%	31.76%	33.00%